BUSINESS COMBINATION (Details 4) - Metalgrafica Lguacu S. A [Member] R$ in Thousands	12 Months Ended
Dec. 31, 2023 BRL (R$)
Business Property Plant And Equipment [Member]
IfrsStatementLineItems [Line Items]
Description of basis of valuation of assets available for benefits	The values of fixed assets were adjusted by the difference between the revalued value of f ixed assets and their respective net book value, according to a technical evaluation carried out by an independent appraiser for the groups of assets represented by buildings, vehicles, furniture and fixtures. The useful lives follow the terms disclosed in note 11
Carrying amount [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	R$ 17,750
Total	17,750
Fair Value Adjustments [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	72,184
Total	72,184
Total Fair Value [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	89,934
Total	R$ 89,934